                               VARIABLE ACCOUNT C
                        FORTIS BENEFITS INSURANCE COMPANY

                               FILE NO. 033-65243
                               FILE NO. 333-69327
                               FILE NO. 033-03919
                               FILE NO. 033-28551
                               FILE NO. 033-48266

       SUPPLEMENT DATED JULY 21, 2005 TO YOUR PROSPECTUS DATED MAY 2, 2005

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       SUPPLEMENT DATED JULY 21, 2005 TO YOUR PROSPECTUS DATED MAY 2, 2005

Effective September 6, 2005, the following changes are made to your Prospectus:

        Any and all references to "Fortis Benefits Insurance Company" are deleted and replaced with "Union Security Insurance Company."

        Any and all references to "First Fortis Life Insurance Company" are deleted and replaced with "Union Security Life Insurance Company of New York."

        Any and all references to "Fortis Insurance Company," are deleted and replaced with "Time Insurance Company."

In addition, the following changes will automatically apply to any and all references to the product names:

                                                             NAME EFFECTIVE AS OF
                CURRENT NAME                                  SEPTEMBER 6, 2005
                ------------                                ---------------------
   Fortis Wall Street Series Survivor VUL              Wall Street Series Survivor VUL
   Fortis Wall Street Series VUL                       Wall Street Series VUL
   Fortis Wall Street Series VUL 220                   Wall Street Series VUL 220
   Fortis Wall Street Series VUL 500                   Wall Street Series VUL 500

  THIS SUPPLEMENT SHOULD BE RETAINED WITH THE PROSPECTUS FOR FUTURE REFERENCE.

HV-5246